DREYFUS BASIC MONEY MARKET FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
   We are pleased to report that for the six months ended August 31, 1995, the Dreyfus BASIC Money Market Fund produced an annualized yield of 6.06%. The annualized effective yield after taking into account the effect of compounding was 6.23%.*
    In managing your assets during this six-month period, we lengthened maturities gradually. This was done in anticipation of lower rates, which in fact came to pass over the course of the last six months as the economy gave continued signs of slowing down.
    For example, money market rates for three-month London Euro Certificates of Deposit were 5.79% on August 31, 1995 compared to 6.14% six months earlier on February 28, 1995.
    The Federal Reserve Board, which raised interest rates seven times during 1994 and early 1995 to head off inflation, became concerned that the drop in economic performance might turn into an actual business recession. Accordingly, in early July the Fed reversed course and made a modest cut in the Federal Funds Rate.
    As of this date, the economy appears to have cooled off as compared to the activity that prevailed last year. The future course of interest rates will depend on the pattern of economic growth and inflation as well as the reception accorded to budget tightening proposals in Congress.
    We are closely watching these developments so that we can make any portfolio changes that the situation may require.
    We thank you for your confidence in Dreyfus and look forward to continuing to serve your investment needs.
                              Sincerely,
                          [Patricia A. Larkin signature logo]
                              Patricia A. Larkin
                              Portfolio Manager

September 20, 1995
New York, N.Y.
*Annualized effective yield is based upon dividends declared daily and reinvested monthly.


DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS                                                                             AUGUST 31, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT-33.1%                                                         AMOUNT           VALUE
                                                                                               ----------------    ---------------
-
Bank of Tokyo Ltd. (Yankee)
    5.84%, 11/3/95..........................................................                   $     50,000,000   $ 50,000,000
Bayerische Vereinsbank AG (London)
    6.03%-6.10%, 7/11/96-7/18/96............................................                         95,000,000     95,000,000
Canadian Imperial Bank of Commerce (London)
    6.04%, 8/14/96..........................................................                         50,000,000     50,000,000
Commerzbank AG (Yankee)
    6.41%, 12/4/95..........................................................                         24,000,000     23,997,993
Dai-Ichi Kangyo Bank Ltd. (London)
    6.41%, 10/5/95..........................................................                         20,000,000     20,000,183
Dai-Ichi Kangyo Bank Ltd. (Yankee)
    5.96%, 9/29/95..........................................................                         50,000,000     50,000,270
Deutsche Bank (London)
    6.11%-6.49%, 1/17/96-8/16/96............................................                         35,000,000     35,028,928
Fuji Bank Ltd. (Yankee)
    6.03%, 9/1/95...........................................................                         15,000,000     15,000,000
Industrial Bank of Japan Ltd. (Yankee)
    5.83%-5.87%, 10/26/95-2/8/96............................................                         95,000,000     95,001,129
Mitsubishi Bank Ltd. (London)
    5.77%-6.25%, 10/12/95-1/31/96...........................................                         54,000,000     54,002,059
Mitsubishi Bank Ltd. (Yankee)
    6.57%, 1/22/96..........................................................                         4,000,000       4,012,332
Norinchukin Bank (London)
    6.34%, 1/29/96-2/1/96...................................................                         50,000,000     50,002,006
Sanwa Bank Ltd. (London)
    5.80%-6.42%, 9/29/95-10/5/95............................................                         15,000,000     15,001,194
Sanwa Bank Ltd. (Yankee)
    5.83%-6.52%, 10/12/95-1/8/96............................................                         36,000,000     35,999,387
Sumitomo Bank Ltd. (London)
    5.90%, 10/23/95.........................................................                         45,000,000     45,000,581
Sumitomo Bank Ltd. (Yankee)
    5.84%-6.43%, 9/15/95-2/14/96............................................                         50,000,000     50,000,121
                                                                                                                   -----------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
    (cost $688,046,183).....................................................                                      $688,046,183
                                                                                                                  ============
BANKERS' ACCEPTANCES-1.9%
Dai-Ichi Kangyo Bank Ltd. (Yankee)
    5.86%-5.93%, 1/17/96-2/15/96............................................                   $     25,000,000   $ 24,356,350
Sanwa Bank Ltd. (Yankee)
    5.81%-5.90%, 12/15/95-12/22/95..........................................                         15,000,000     14,739,416
                                                                                                                   -----------
TOTAL BANKERS' ACCEPTANCES (cost $39,095,766)...............................                                      $ 39,095,766
                                                                                                                  ============
COMMERCIAL PAPER-19.0%
AES Shady Point Inc.
    5.86%, 10/5/95 (a)......................................................                   $     35,297,000   $ 35,102,984
Abbey National North America
    6.50%, 1/2/96...........................................................                         25,000,000     24,470,417

DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   AUGUST 31, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
COMMERCIAL PAPER (CONTINUED)                                                                         AMOUNT           VALUE
                                                                                               ----------------   ----------------
Chrysler Financial Corp.
    6.04%, 11/1/95..........................................................                   $     20,000,000   $ 19,799,378
Den Danske Corp. Inc.
    6.50%, 12/29/95.........................................................                         25,000,000     24,487,639
Ford Motor Credit Co.
    5.95%-6.33%, 9/18/95-1/9/96.............................................                         45,000,000     44,589,275
General Motors Acceptance Corp.
    5.90%-6.51%, 10/2/95-11/27/95...........................................                         55,000,000     54,521,729
Merrill Lynch & Co. Inc.
    6.41%, 1/12/96..........................................................                         25,000,000     24,434,750
Mitsubishi Motors Credit of America Inc.
    5.91%, 1/19/96 (a)......................................................                         45,000,000     43,994,916
NYNEX Corp.
    6.19%, 9/5/95...........................................................                         24,000,000     23,983,840
Orix America Inc.
    6.07%, 9/29/95 (a)......................................................                          5,000,000      4,976,744
Sears Roebuck Acceptance Corp.
    6.40%-6.45%, 10/2/95-1/5/96.............................................                         40,000,000     39,220,631
Spintab AB
    5.90%-6.20%, 9/13/95-12/20/95...........................................                         54,500,000     54,076,318
                                                                                                                    -----------
TOTAL COMMERCIAL PAPER (cost $393,658,621)..................................                                     $ 393,658,621
                                                                                                                  ============
BANK NOTES-9.0%
First National Bank of Boston
    5.81%, 6/5/96...........................................................                    $    10,000,000   $ 10,000,000
First National Bank of Boston
    5.97%-5.98%, 5/10/96-6/21/96 (b)........................................                         88,500,000     88,499,112
Morgan Guaranty Trust Co.
    6.05%, 8/21/96 (b)......................................................                         20,000,000     20,000,000
NBD Bank, N.A.
    6.42%, 4/26/96..........................................................                         25,000,000     25,000,000
PNC Bank N.A.
    6.44%, 12/11/95.........................................................                         20,000,000     20,001,716
Society National Bank
    6.48%, 4/25/96..........................................................                         23,500,000     23,488,435
                                                                                                                   -----------
TOTAL BANK NOTES (cost $186,989,263)........................................                                     $ 186,989,263
                                                                                                                  ============
CORPORATE NOTES-17.6%
Bear Stearns Companies Inc.
    5.64%-6.06%, 9/15/95-6/10/96 (b)........................................                   $     85,000,000   $ 85,000,000
Comerica Bank
    5.90%, 7/26/96 (b)......................................................                         30,000,000     29,999,204
General Electric Capital Corp.
    5.90%-6.03%, 3/29/96-5/15/96 (b)........................................                         80,000,000     79,987,868
Merrill Lynch & Co. Inc.
    5.81%-6.14%, 12/13/95-7/2/96 (b)........................................                         75,000,000     75,029,753

DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  AUGUST 31, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
CORPORATE NOTES (CONTINUED)                                                                       AMOUNT              VALUE
                                                                                              ----------------    ----------------

PHH Corp.
    5.95%, 6/27/96 (b)......................................................                   $     50,000,000   $ 49,988,168
Lehman Brothers Holdings Inc.
    6.20%-6.22%, 9/18/95-5/16/96 (b)........................................                         45,000,000     45,000,000
                                                                                                                   -----------
TOTAL CORPORATE NOTES (cost $365,004,993)...................................                                      $365,004,993
                                                                                                                  ============
PROMISSORY NOTES-4.8%
Goldman Sachs Group L.P.
    5.81%-6.63%, 9/7/95-1/19/96 (c,d)
    (cost $100,000,000).....................................................                    $   100,000,000   $100,000,000
                                                                                                                  ============
U.S. GOVERNMENT AGENCIES-11.1%
Federal Farm Credit Banks
Floating Rate Notes
    5.84%, 11/25/96 (b).....................................................                    $    50,000,000   $ 49,958,865
Federal Home Loan Banks
Floating Rate Notes
    6.33%, 1/31/97 (b)......................................................                          5,000,000      5,000,000
Federal National Mortgage Association
Floating Rate Notes
    5.90%-6.42%, 6/20/96-2/14/97 (b)........................................                        175,000,000    174,960,767
                                                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCIES (cost $229,919,632)..........................                                      $229,919,632
                                                                                                                  ============
TIME DEPOSITS-1.4%
Fleet Bank of New York (Grand Cayman)
    5.84%, 9/1/95
    (cost $29,720,000)......................................................                   $     29,720,000   $ 29,720,000
                                                                                                                  ============
TOTAL INVESTMENTS (cost $2,032,434,458).............................         97.9%                              $2,032,434,458
                                                                             =====                               =============
CASH AND RECEIVABLES(NET)...........................................        2.1%                                   $43,098,032
                                                                             =====                               =============
NET ASSETS..........................................................        100.0%                              $2,075,532,490
                                                                             =====                               =============

NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Backed by irrevocable letter of credit.
    (b)  Variable interest rate - subject to periodic change.
    (c) Securities restricted as to public resale. These securities were acquired from 4/5/95 to 8/7/95 at a cost of par value. At August 31, 1995, the aggregate value of these securities is $100 million, representing approximately 4.8% of net assets and are valued at amortized cost.
    (d) This note was acquired for investment, not with the intent to distribute or sell.


See independent accountants' review report and notes to financial statements.



DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                                AUGUST 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                                    $2,032,434,458
    Cash....................................................................                                         8,488,524
    Receivable for investment securities sold...............................                                        20,320,466
    Interest receivable.....................................................                                        17,684,828
    Prepaid expenses........................................................                                            96,442
                                                                                                                 -------------
                                                                                                                 2,079,024,718
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                     $   286,426
    Payable for Common Stock redeemed.......................................                       2,587,658
    Accrued expenses and other liabilities..................................                         618,144         3,492,228
                                                                                                  -----------       ----------
NET ASSETS..................................................................                                    $2,075,532,490
                                                                                                                 =============
REPRESENTED BY:
    Paid-in capital.........................................................                                    $2,075,800,206
    Accumulated net realized (loss) on investments..........................                                          (267,716)
                                                                                                                  -------------
NET ASSETS at value applicable to 2,075,800,206 outstanding shares of
    Common Stock, equivalent to $1.00 per share (3 billion shares of
    $.001 par value authorized).............................................                                    $2,075,532,490
                                                                                                                 =============


See independent accountants' review report and notes to financial statements.


DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $57,157,647
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $4,523,403
      Shareholder servicing costs-Note 2(b).................................                         723,340
      Registration fees.....................................................                         211,409
      Custodian fees........................................................                          78,130
      Professional fees.....................................................                          40,901
      Prospectus and shareholders' reports..................................                          24,350
      Directors' fees and expenses-Note 2(c)................................                          10,516
      Miscellaneous.........................................................                           1,992
                                                                                                  ----------
                                                                                                   5,614,041
      Less-reduction in management fee due
          to undertakings-Note 2(a).........................................                       3,469,685
                                                                                                  ----------
          TOTAL EXPENSES....................................................                                           2,144,356
                                                                                                                      ----------
INVESTMENT INCOME-NET.......................................................                                          55,013,291
NET REALIZED (LOSS) ON INVESTMENTS-Note 1(b)................................                                             (51,481)
                                                                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $54,961,810
                                                                                                                     ===========
See independent accountants' review report and notes to financial statements.




DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                              YEAR ENDED        SIX MONTHS ENDED
                                                                                               FEBRUARY 28,      AUGUST 31, 1995
                                                                                                  1995             (UNAUDITED)
                                                                                          -----------------      ----------------
OPERATIONS:
    Investment income-net.............................................                    $      76,813,860    $     55,013,291
    Net realized (loss) on investments................................                             (126,050)            (51,481)
                                                                                           ----------------      ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                           76,687,810          54,961,810
                                                                                           ----------------      ---------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net.............................................                          (76,813,860)        (55,013,291)
                                                                                           ----------------      ---------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold.....................................                        2,588,359,537       1,385,162,909
    Dividends reinvested..............................................                           71,571,677          51,835,321
    Cost of shares redeemed...........................................                       (2,253,594,949)       (984,656,024)
                                                                                           ----------------      ---------------
      INCREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS..........                          406,336,265         452,342,206
                                                                                           ----------------      --------------
          TOTAL INCREASE IN NET ASSETS................................                          406,210,215         452,290,725
NET ASSETS:
    Beginning of period...............................................                        1,217,031,550       1,623,241,765
                                                                                           ----------------     ---------------
    End of period.....................................................                      $ 1,623,241,765     $ 2,075,532,490
                                                                                           ================     ===============


See independent accountants' review report and notes to financial statements.


DREYFUS BASIC MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                                      SIX MONTHS ENDED
                                                                          YEAR ENDED FEBRUARY 28,      AUGUST 31, 1995
                                                                    --------------------------------
PER SHARE DATA:                                                    1993(1)      1994          1995        (UNAUDITED)
                                                                 --------    ----------    ---------       --------
    Net asset value, beginning of period..................        $1.0000     $1.0001        $ .9999      $ .9999
                                                                  --------    ---------      --------      --------
    INVESTMENT OPERATIONS:
    Investment income-net.................................          .0325       .0333          .0463        .0306
    Net realized gain (loss) on investments...............         (.0001)        --            --            --
                                                                  --------    ---------      --------       --------
      TOTAL FROM INVESTMENT OPERATIONS....................          .0324       .0033          .0463        .0306
                                                                  --------    ---------      --------       --------
    DISTRIBUTIONS;
    Dividends from investment income-net..................         (.0323)     (.0335)        (.0463)      (.0306)
                                                                  --------    ---------      --------      --------
    Net asset value, end of period........................         $1.0001    $ .9999        $ .9999      $ .9999
                                                                  ========    ======         =======        =======
TOTAL INVESTMENT RETURN...................................          3.80%(2)   3.40%          4.73%        6.15%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...............           --         .10%           .18%         .24%(2)
    Ratio of net investment income to average net assets..          3.66%(2)   3.33%          4.70%        6.06%(2)
    Decrease reflected in above expense ratios due to
      undertakings by the Manager.........................           .71%(2)    .55%           .46%         .38%(2)
    Net Assets, end of period (000's Omitted).............         $734,349  $1,217,032    $1,623,242    $2,075,532
(1)    From April 24, 1992 (commencement of operations) to February 28, 1993.
(2)    Annualized.



See independent accountants' review report and notes to financial statements.


DREYFUS BASIC MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $216,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1995. If not applied, $90,000 of the carryover expires in fiscal 2002 and $126,000 expires in fiscal 2003.
    At August 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense
DREYFUS BASIC MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) limitation of any state having jurisdiction over the Fund for any full fiscal year. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (excluding certain expenses as described above) exceed 21\2% of the first $30 million, 2% of the next $70 million and 11\2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. However, the Manager had undertaken from March 1, 1995 through July 4, 1995 to waive receipt of the management fee payable to it by the Fund in excess of an annual rate of .10 of 1% of the Fund's average daily net assets, and thereafter, had undertaken through August 31, 1995 to reduce the management fee and reimburse such excess expenses paid by the Fund, to the extent that the Fund's aggregate expenses (exclusive of certain expenses as described above) exceed specified annual percentages of the Fund's average daily net assets. The Manager has currently undertaken through December 31, 1995, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (excluding certain expenses as described above) exceed an annual rate of .40 of 1% of the average daily value of the Fund's net assets. The reduction in management fee, pursuant to the undertakings, amounted to $3,469,685 for the six months ended August 31, 1995.
    In addition, the Manager has undertaken through June 30, 1996, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (excluding certain expenses as described above) exceed an annual rate of .45 of 1% of the average daily value of the Fund's net assets.
    The undertaking may be modified by the Manager from time to time, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended August 31, 1995, the Fund was charged an aggregate of $488,297 pursuant to the Shareholder Services Plan.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS BASIC MONEY MARKET FUND, INC.
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS BASIC MONEY MARKET FUND, INC.
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus BASIC Money Market Fund, Inc., including the statement of investments, as of August 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended February 28, 1995 and financial highlights for each of the three years in the period ended February 28, 1995 and in our report dated April 4, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                    [Ernst and Young LLP signature logo]


New York, New York
October 6, 1995





[Dreyfus lion "d" logo]
DREYFUS BASIC
MONEY MARKET FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                            123SA958
[Dreyfus logo]
BASIC
Money Market
Fund, Inc.
Semi-Annual
Report
August 31, 1995